Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other operating income
Revenues	$ 2,050,385	$ 1,802,184	$ 1,430,208
Other operating income	112,121	24,080	8,040
Total revenues and other operating income	2,162,506	1,826,264	1,438,248
Operating expenses
Voyage expenses and commissions	773,434	618,595	605,544
Ship operating expenses	232,243	176,533	175,164
Administrative expenses	36,086	53,528	47,374
Depreciation	339,030	230,942	165,170
Contingent rental income	0	0	(623)
Total operating expenses	1,380,793	1,079,598	992,629
Net operating income	781,713	746,666	445,619
Other income (expenses)
Finance income	17,098	18,065	1,479
Finance expense	(295,088)	(171,336)	(45,330)
Gain (loss) on marketable securities	(3,405)	22,989	58,359
Share of results of associated companies	(599)	3,383	14,243
Dividends received	3,535	36,852	1,579
Net other income (expenses)	(278,459)	(90,047)	30,330
Profit before income taxes	503,254	656,619	475,949
Income tax expense	(7,671)	(205)	(412)
Profit for the period	$ 495,583	$ 656,414	$ 475,537
Basic earnings per share(USD per share)	$ 2.23	$ 2.95	$ 2.22
Diluted earnings per share (in USD per share)	$ 2.23	$ 2.95	$ 2.22